Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 12, 2018 shares
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 1,239,044	$ 194,433	¥ 1,111,729	¥ 1,565,850
Equity Investee | Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Related party transaction, description of terms					The Group entered into a significant revenue sharing arrangement in 2018 and 2021 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 and RMB100,000 (US$15,692) of annual sales for a given period, respectively.
Provided minimum guarantee of annual sales for given period to related party	100,000	15,692			¥ 100,000
Cost of revenue to related party	125,052	19,623		67,358
Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 0	$ 0	¥ 0	¥ 479,497
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares issued	2,876,391,396	2,876,391,396	2,876,391,396
Class B Ordinary Shares | Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Common stock, shares issued						36,860,691